Net loss per share (Details) - Schedule of earnings per share, basic and diluted - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended			12 Months Ended
		Mar. 31, 2023		Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Numerator
Net loss for the period from February 13, 2023 through March 31, 2023		$ (17,696)
Less: Net loss attributable to redeemable noncontrolling interests for the period from February 13, 2023 through March 31, 2023		(8,336)
Net loss for the period from February 13, 2023 through March 31, 2023 attributable to the Company		(9,360)
Less: Cumulative preferred dividends		(328)
Net loss for the period from February 13, 2023 through March 31, 2023 attributable to Class A common shareholders		$ (9,688)
Denominator
Weighted-average shares of Class A common stock outstanding (in Shares)		15,224,378	[1]		122,501,241	122,500,000
Loss per share of Class A common stock – basic and diluted (in Dollars per share)					$ (0.05)	$ (0.29)
Class A Common Stock [Member]
Denominator
Weighted-average shares of Class A common stock outstanding (in Shares)		15,224,378
Loss per share of Class A common stock – basic and diluted (in Dollars per share)	[1]	$ (0.64)

[1]	As a result of the Business Combination (as defined herein), the capital structure has changed and loss per share information is only presented after the Closing Date (as defined herein) of the Business Combination, for the period from February 13, 2023 through March 31, 2023. See Note 3 — Business Combination and Related Transactions and Note 13 — Net Loss per Share for additional information.